Offerings - Offering: 1	Dec. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	2,250,000
Proposed Maximum Offering Price per Unit	30.9415
Maximum Aggregate Offering Price	$ 69,618,375.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,614.30
Offering Note	1(a) These shares may be represented by the Registrant's American Depositary Shares ("ADSs"). Each ADS represents one ordinary share, no par value per share (an "Ordinary Share" and collectively, the "Ordinary Shares"). ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-203584). 1(b) Estimated in accordance with Rule 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon a price per share of $30.9415, which is the exercise price for subscription rights to be granted under the Registrant's Subscription Right Plan 2025 (A) ("SR Plan 2025 (A)") and Subscription Right Plan 2025 (B) ("SR Plan 2025 (B)") of EUR26.8608, representing a weighted average of 925,000 shares granted under SR Plan 2025 (A) on May 27, 2025 at EUR25.64, with a conversion rate of $1.1356 per euro, 905,000 shares granted under SR Plan 2025 (B) on August 7, 2025 at EUR28.16, with a conversion rate of $1.1643 per euro, and 420,000 shares granted under SR Plan 2025 (B) on November 19, 2025 at EUR26.75, with a conversion rate of $1.1583 per euro. 1(c) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Registrant's Subscription Right Plan 2025 (A) and Subscription Right Plan 2025 (B) by reason of any stock dividend, stock split or other similar transaction.